Convertible Notes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Convertible Notes
19.	Convertible notes

(a)	Host instrument

	2021	2020
	$’000	$’000
Current
Convertible notes	—	11,471

Total	—	11,471

On 29 May 2019, the Group redeemed previously issued convertible notes denominated in Singapore Dollars, amounting to $32,000,000 and re-issued
new convertible notes denominated in Singapore Dollars, with a nominal value of $10,612,000, for the remaining balance. The re-issued
convertible notes has an interest of 8% for the first 18 months and 15% for the continuing 12 months. The notes are due for repayment 30 months from the re-issue
date or will be automatically converted to ordinary shares in the Group upon Initial Public Offering at a conversion ratio that is time dependent on the period between the date of the Initial Public Offering and the date of re-issuance.

F-50

(a)	Host instrument (continued)

As of 31 December 2020, the fair value of the
non-current
convertible note approximates its carrying amount.
On 23 December 2020, the Group issued a notice of redemption for the convertible note which was subsequently redeemed on 21 January 2021.

(b)	Embedded equity conversion option
The embedded equity conversion option is accounted for as a financial derivative as the conversion formula involves the issuance of a variable number of the Group’s shares depending on the date of an Initial Public Offering. For the financial year ended 31 December 2021 and 2020, there is no embedded equity conversion option accounted for as a financial derivative.